UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1904


                      WhiteRock Portfolio Investors, L.L.C.
               (Exact name of registrant as specified in charter)

                         825 N.E. Multnomah, Suite 1900
                             Portland, Oregon 97232
               (Address of principal executive offices) (Zip code)

                                Steven R. Shearer
                               Hudson Advisors LLC
                          717 North Harwood, Suite 2100
                               Dallas, Texas 75201
                     (Name and address of agent for service)

                                 (214) 754-8400
                         (Registrant's telephone number,
                              including area code)

Date of fiscal year end:  December 31.

Date of reporting period:  June 30, 2004

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Item 1. Proxy Voting Record.

      For the twelve months ended June 30, 2004, the Registrant did not own or hold any voting securities. Consequently, during this period, the Registrant did not exercise voting authority, directly or indirectly, with respect to any securities held in its portfolio.

SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WhiteRock Portfolio Investors, L.L.C.


By (Signature and Title) /s/  Steven R. Shearer
                              President

Date October 19, 2004

      Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.


By: (Signature and Title) /s/ Steven R. Shearer
                              President and Treasurer

Date: October 19, 2004